Long-Term Employee Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Compensation Related Costs [Abstract]
Deferred compensation plan, interest cost	$ 0.7	$ 8.1	$ 2.5
Deferred compensation plan for executives and outside directors, established January 1, 2003 [Member]
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	34.2	29.4
Funds held in grantor's rabbi trust	34.4	31.1
Deferred compensation plan for executives, prior to January 1, 2003 [Member]
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	$ 28.4	$ 31.8